ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2021	2022
	RMB	RMB
Accrued payroll and social insurance	82,993	95,297
Taxes payable	19,241	21,742
Payable for repurchase of treasury stocks	12,744	-
Deposits of BNY MELLON	30,641	32,726
Deposits	191	303
Staff reimbursements	17,918	7,991
Accrued liabilities for class action	-	83,575
Other payables	3,259	1,090
Accrued expenses and other current liabilities	166,987	242,724